PROFIT (LOSS) BEFORE TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of loss before taxation [Abstract]
Disclosure of detailed information regarding adjustments to reconcile profitloss before tax [Text Block]
Profit (loss) before taxation has been arrived at after charging:

	2022	2021	2020
	US$’000	US$’000	US$’000

Depreciation of ships, dry-docking and plant and equipment (Note 13)	30,498	25,866	22,003
Depreciation of other property, plant and equipment *	57	51	39
Amortisation of intangible assets *	155	165	146
Total depreciation and amortisation – owned assets	30,710	26,082	22,188

Depreciation of ships and ship equipment – right-of-use	35,676	34,898	24,674
Depreciation of property – right-of-use *	889	938	946
Total depreciation and amortisation – right-of-use assets	36,565	35,836	25,620

Total depreciation and amortisation	67,275	61,918	47,808

Cost of inventories recognised as expense (included in voyage expenses)	78,172	57,633	47,135
Expense recognised in respect of equity-settled share-based payments	8,134	3,336	1,831
Employee benefits expenses (including directors’ remuneration and share based payments)	28,053	27,206	14,534
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses	1,320	1,096	1,019
Tender offer and related expenses	10,307	-	-

* Included in administrative expense